Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Operating expenses:
General and administrative expenses	$ (13,633)	(82,529)	(83,153)	(46,547)	$ (186)	(1,125)	(14,638)	(1,897)
Operating losses	91,663	554,904	298,466	172,118	(186)	(1,125)	(14,638)	(1,897)
Equity in income of subsidiaries					75,538	457,287	227,519	133,161
Income before income taxes	93,902	568,456	303,869	173,794	75,352	456,162	212,881	131,264
Income tax expense	(18,550)	(112,294)	(90,988)	(38,348)
Net income	75,352	456,162	212,881	135,446	75,352	456,162	212,881	131,264
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	232	1,403	583		286	1,734	252
Comprehensive income	$ 75,584	457,565	213,464	131,264	$ 75,638	457,896	213,133	131,264